Income Tax Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Income Tax Disclosure [Abstract]
Current	$ (1,927)	$ (643)	$ (3,308)	$ (4,678)
Deferred	507	(145)	1,180	(437)
Income tax expense	$ (1,420)	$ (788)	$ (2,128)	$ (5,115)